Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following is a summary of fair value measurements at December 31, 2017 and 2016 (in thousands):

	December 31, 2017
	Carrying Value	Level 1	Level 2	Level 3
Assets:
Money market funds (1)	$171,859	$171,859	$—	$—
Purchase price adjustment receivable (2)	1,719	—	—	1,719

	December 31, 2016
	Carrying Value	Level 1	Level 2	Level 3
Assets:
Money market funds (1)	$20,088	$20,088	$—	$—
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(1) Consist of highly liquid investments with original maturities of three months or less and classified in cash and cash equivalents in the accompanying consolidated balance sheets.
(2) Classified as other assets in the accompanying consolidated balance sheet and as a component of other sales and revenues in the accompanying consolidated statements of operations.

Schedule of Carrying Value and Fair Value Finance Receivable
The carrying value and fair value of the finance receivables as of December 31, 2017 and December 31, 2016 were as follows (in thousands):

	December 31,
	2017	2016
Carrying value	$45,564	$24,771
Fair value	47,514	25,554